INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 173,214
Reversals of valuation allowance from expiration of net operating loss		13,301
Non-deductible expenses generated from impairment of goodwill		$ 20,845
PRC [Member]
Income taxes
Statutory income tax rate (as a percent)		25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)		10.00%
Net operating loss carry forwards		$ 40,526	$ 45,543
PHILIPPINES
Income taxes
Effective Income Tax Rate Reconciliation, Percent		30.00%	30.00%
Foreign Tax Authority [Member] | Profit Slab One [Member]
Income taxes
Effective Income Tax Rate Reconciliation, Percent	8.25%
Effective Tax Rate Terms And Conditions	profits tax rate for the first HKD 2 million
Foreign Tax Authority [Member] | Profit Slab Two [Member]
Income taxes
Effective Income Tax Rate Reconciliation, Percent	16.50%
Effective Tax Rate Terms And Conditions	profits exceeding HKD 2 million
High and New Tech Enterprise [Member]
Income taxes
Statutory income tax rate (as a percent)			15.00%
Expiration by 2020
Income taxes
Net operating loss carry forwards		$ 41,632
Expiration by 2021
Income taxes
Net operating loss carry forwards		5,206
Expiration by 2022
Income taxes
Net operating loss carry forwards		30,191
Expiration by 2023
Income taxes
Net operating loss carry forwards		19,361
Expiration by 2024
Income taxes
Net operating loss carry forwards		18,055
Expiration by 2037
Income taxes
Net operating loss carry forwards		14,523
No Expiration
Income taxes
Net operating loss carry forwards		$ 44,246